Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Acquisitions
ACQUISITIONS:

We may, at any time, be engaged in ongoing discussions with respect to possible acquisitions that could expand our revenue base and/or service offerings, increase our penetration in various industries, establish strategic relationships with new or existing customers, enhance our competitiveness and/or enhance our global supply chain network. We incur consulting, transaction and integration costs (Acquisition Costs) relating to potential and completed acquisitions. During 2017, we recorded Acquisition Costs of $4.5 (2016 — $1.4) in other charges in our consolidated statement of operations.

In November 2016, we acquired the business assets of Lorenz, Inc. and Suntek Manufacturing Technologies, SA de CV, collectively known as Karel Manufacturing (Karel), for a cash purchase price of $14.9, and incurred Acquisition Costs of $1.4 in connection therewith. Karel is a manufacturing services company that specializes in complex wire harness assembly, systems integration, sheet metal fabrication, welding and machining, serving primarily aerospace and defense customers. As part of the acquisition, we acquired $3.7 of goodwill, representing the specialized knowledge of the acquired workforce and expected synergies. Approximately two-thirds of the goodwill was tax deductible.

Details of the purchase price allocation in the year of acquisition are as follows:

Karel
Current assets, net of cash acquired	$11.5
Property, plant and equipment and other long-term assets	1.2
Goodwill	3.7
Current liabilities	(1.0)
Deferred income taxes and other-long-term liabilities	(0.5)
$14.9

The Karel acquisition did not have a significant impact on our consolidated results of operations for 2016, the year of acquisition.

Pro forma disclosure: Revenue and net earnings for 2016 would not have been materially different had the Karel acquisition occurred at the beginning of 2016.

See note 26 for a discussion of our entry into a definitive agreement to acquire Atrenne Integrated Solutions, Inc. (Atrenne).